CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	$ 52,232,000	$ 36,854,000	$ 39,828,000
Restricted cash, current	42,145,000	23,852,000	0
Cash and cash equivalents and restricted cash	$ 94,377,000	$ 60,706,000	$ 39,828,000	$ 19,401,000